UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (4.7%)

Boeing Co. (The)	82,800	$11,161,440

General Dynamics Corp.	55,948	7,861,813

Honeywell International, Inc.	82,730	9,453,557

L-3 Communications Holdings, Inc.	50,845	6,687,643

Northrop Grumman Corp.	115,400	23,802,404

Raytheon Co.	59,200	7,479,920

Spirit AeroSystems Holdings, Inc. Class A(NON)	101,100	4,766,865

TransDigm Group, Inc.(NON)(S)	16,400	3,737,068

United Technologies Corp.	73,800	7,702,506

		82,653,216
Airlines (1.4%)

Alaska Air Group, Inc.	49,300	3,472,199

American Airlines Group, Inc.	143,200	4,967,608

Southwest Airlines Co.	285,600	12,740,616

United Continental Holdings, Inc.(NON)	59,400	2,721,114

		23,901,537
Auto components (0.7%)

Goodyear Tire & Rubber Co. (The)	173,800	5,034,986

Lear Corp.	60,700	6,988,391

		12,023,377
Automobiles (0.5%)

Fiat Chrysler Automobiles NV (Italy)(S)	180,900	1,463,481

General Motors Co.	240,900	7,660,620

		9,124,101
Banks (7.9%)

Bank of America Corp.	1,524,342	22,194,420

Citigroup, Inc.	394,217	18,244,363

JPMorgan Chase & Co.	814,673	51,487,334

KeyCorp	667,200	8,199,888

PNC Financial Services Group, Inc. (The)	59,400	5,214,132

Regions Financial Corp.	682,400	6,400,912

Wells Fargo & Co.	538,998	26,939,120

		138,680,169
Beverages (2.5%)

Coca-Cola Enterprises, Inc.	130,000	6,822,400

Dr. Pepper Snapple Group, Inc.	92,584	8,416,811

Molson Coors Brewing Co. Class B	62,702	5,996,192

PepsiCo, Inc.	214,200	22,054,032

		43,289,435
Biotechnology (3.7%)

AMAG Pharmaceuticals, Inc.(NON)	95,905	2,543,401

Amgen, Inc.	141,900	22,462,770

Biogen, Inc.(NON)	28,500	7,837,215

Celgene Corp.(NON)	97,300	10,061,793

Gilead Sciences, Inc.	210,700	18,585,847

United Therapeutics Corp.(NON)	25,500	2,682,600

		64,173,626
Building products (0.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	54,619	2,022,542

		2,022,542
Capital markets (2.9%)

Goldman Sachs Group, Inc. (The)	125,400	20,579,394

KKR & Co. LP	745,100	10,133,360

Morgan Stanley	413,800	11,197,428

State Street Corp.	133,100	8,292,130

		50,202,312
Chemicals (1.8%)

CF Industries Holdings, Inc.	101,100	3,343,377

Dow Chemical Co. (The)	172,643	9,082,748

E.I. du Pont de Nemours & Co.	130,100	8,574,891

LyondellBasell Industries NV Class A	91,200	7,539,504

Symrise AG (Germany)	37,859	2,506,745

		31,047,265
Commercial services and supplies (0.5%)

KAR Auction Services, Inc.	82,962	3,119,371

MiX Telematics, Ltd. ADR (South Africa)	152,333	621,519

Waste Connections, Inc.	40,000	2,691,200

West Corp.	91,700	1,965,131

		8,397,221
Communications equipment (1.4%)

Cisco Systems, Inc.	886,300	24,364,387

		24,364,387
Consumer finance (1.5%)

Capital One Financial Corp.	122,400	8,860,536

Discover Financial Services	202,000	11,366,540

Synchrony Financial(NON)	174,000	5,319,180

		25,546,256
Containers and packaging (0.1%)

Ball Corp.(S)	25,700	1,834,466

		1,834,466
Diversified financial services (1.2%)

Berkshire Hathaway, Inc. Class B(NON)	32,080	4,666,998

Capitol Acquisition Corp. III (Units)(NON)	179,750	1,743,575

Easterly Acquisition Corp. (Units)(NON)	736,300	7,215,740

Pace Holdings Corp. (Units)(NON)	360,718	3,567,501

Silver Run Acquisition Corp. (Units)(NON)	431,115	4,449,107

		21,642,921
Diversified telecommunication services (2.0%)

AT&T, Inc.	313,352	12,164,325

Iridium Communications, Inc.(NON)(S)	269,948	2,178,480

Level 3 Communications, Inc.(NON)	60,400	3,156,504

Verizon Communications, Inc.	347,821	17,718,002

		35,217,311
Electric utilities (1.7%)

Edison International	91,100	6,441,681

Entergy Corp.	108,900	8,187,102

Exelon Corp.	300,200	10,534,018

FirstEnergy Corp.	118,500	3,861,915

		29,024,716
Electrical equipment (0.2%)

Emerson Electric Co.	64,100	3,501,783

		3,501,783
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.	325,200	6,071,484

		6,071,484
Energy equipment and services (1.5%)

Halliburton Co.	130,500	5,390,955

Nabors Industries, Ltd.	257,700	2,525,460

Schlumberger, Ltd.	233,170	18,732,878

		26,649,293
Food and staples retail (2.8%)

Costco Wholesale Corp.	40,300	5,969,639

CVS Health Corp.	160,910	16,171,455

Kroger Co. (The)	120,400	4,260,956

Sysco Corp.	57,700	2,658,239

Wal-Mart Stores, Inc.	155,000	10,364,850

Walgreens Boots Alliance, Inc.	131,600	10,433,248

		49,858,387
Food products (0.5%)

JM Smucker Co. (The)	39,900	5,066,502

Kraft Heinz Co. (The)	46,800	3,653,676

		8,720,178
Gas utilities (0.2%)

UGI Corp.	94,800	3,814,752

		3,814,752
Health-care equipment and supplies (0.5%)

C.R. Bard, Inc.	40,100	8,508,017

		8,508,017
Health-care providers and services (3.9%)

Aetna, Inc.	75,300	8,453,931

AmerisourceBergen Corp.	55,800	4,748,580

Anthem, Inc.	50,300	7,080,731

Cardinal Health, Inc.	75,800	5,947,268

Cigna Corp.	40,300	5,583,162

Express Scripts Holding Co.(NON)	66,700	4,917,791

HCA Holdings, Inc.(NON)	121,600	9,803,392

McKesson Corp.	46,700	7,837,194

UnitedHealth Group, Inc.	98,500	12,970,480

		67,342,529
Hotels, restaurants, and leisure (1.7%)

Del Taco Restaurants, Inc.(NON)	251,500	2,276,075

Hilton Worldwide Holdings, Inc.	80,600	1,777,230

McDonald's Corp.	95,300	12,054,497

Penn National Gaming, Inc.(NON)	311,100	5,018,043

Wyndham Worldwide Corp.(S)	65,400	4,640,130

Yum! Brands, Inc.	43,800	3,484,728

		29,250,703
Household durables (0.4%)

New Home Co., Inc. (The)(NON)	200,147	2,227,636

Tempur Sealy International, Inc.(NON)(S)	44,800	2,718,016

WCI Communities, Inc.(NON)	102,100	1,631,558

		6,577,210
Household products (0.8%)

Procter & Gamble Co. (The)	180,100	14,429,612

		14,429,612
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	366,000	5,526,600

		5,526,600
Industrial conglomerates (1.2%)

Danaher Corp.	85,000	8,223,750

General Electric Co.	412,400	12,681,300

		20,905,050
Insurance (2.9%)

American International Group, Inc.	330,950	18,473,629

Assured Guaranty, Ltd.	122,700	3,174,249

Hartford Financial Services Group, Inc. (The)	148,800	6,603,744

Lincoln National Corp.	110,600	4,805,570

MetLife, Inc.	138,066	6,226,777

Prudential PLC (United Kingdom)	113,920	2,253,621

Travelers Cos., Inc. (The)	79,000	8,682,100

		50,219,690
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)	23,200	15,302,488

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	20

Global Fashion Holding SA (acquired 8/2/13, cost $1,535,904) (Private) (Brazil)(F)(RES)(NON)	36,256	618,580

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	20

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Brazil)(F)(RES)(NON)	9	8

		15,921,116
Internet software and services (4.4%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	38,600	2,969,884

Alphabet, Inc. Class A(NON)	19,200	13,591,296

Alphabet, Inc. Class C(NON)	50,894	35,270,049

eBay, Inc.(NON)	267,800	6,542,354

Facebook, Inc. Class A(NON)	126,000	14,815,080

Yahoo!, Inc.(NON)	89,800	3,286,680

		76,475,343
IT Services (3.3%)

Computer Sciences Corp.	167,600	5,552,588

IBM Corp.	100,200	14,623,188

MasterCard, Inc. Class A	88,200	8,554,518

PayPal Holdings, Inc.(NON)	119,600	4,685,928

Visa, Inc. Class A	243,800	18,831,112

Xerox Corp.	475,800	4,567,680

		56,815,014
Leisure products (0.2%)

Brunswick Corp.	55,500	2,665,665

		2,665,665
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	155,600	6,367,152

		6,367,152
Machinery (0.9%)

Caterpillar, Inc.	60,700	4,717,604

Deere & Co.	90,200	7,586,722

Trinity Industries, Inc.	207,496	4,048,247

		16,352,573
Media (3.3%)

Comcast Corp. Class A	284,700	17,298,372

DISH Network Corp. Class A(NON)	90,300	4,450,887

Liberty Global PLC Ser. C (United Kingdom)(NON)	95,900	3,509,940

Omnicom Group, Inc.	76,700	6,363,799

Time Warner Cable, Inc.	28,500	6,045,135

Time Warner, Inc.	129,400	9,723,116

Walt Disney Co. (The)	92,200	9,520,572

		56,911,821
Metals and mining (0.5%)

ArcelorMittal ADR (France)	312,900	1,761,627

Nucor Corp.	143,800	7,158,364

		8,919,991
Multiline retail (1.5%)

Dollar General Corp.	51,300	4,201,983

Kohl's Corp.(S)	59,500	2,635,850

Macy's, Inc.	94,400	3,737,296

Nordstrom, Inc.(S)	100,300	5,128,339

Target Corp.	127,300	10,120,350

		25,823,818
Oil, gas, and consumable fuels (5.4%)

Anadarko Petroleum Corp.	110,600	5,835,256

Boardwalk Pipeline Partners LP	139,800	2,274,546

ConocoPhillips	128,700	6,150,573

Enterprise Products Partners LP	271,900	7,257,011

EOG Resources, Inc.	53,100	4,387,122

Exxon Mobil Corp.	363,025	32,091,410

Green Plains Partners LP	297,487	4,268,938

Memorial Resource Development Corp.(NON)	867,275	11,343,957

Royal Dutch Shell PLC ADR Class A (United Kingdom)	163,351	8,639,634

Suncor Energy, Inc. (Canada)	150,600	4,423,122

Valero Energy Corp.	138,700	8,165,269

		94,836,838
Personal products (1.3%)

Avon Products, Inc.	594,845	2,801,720

Coty, Inc. Class A	375,320	11,409,728

Edgewell Personal Care Co.	107,211	8,798,807

		23,010,255
Pharmaceuticals (5.7%)

Allergan PLC(NON)	27,219	5,894,547

Bristol-Myers Squibb Co.	82,300	5,940,414

Eli Lilly & Co.	103,400	7,809,802

Jazz Pharmaceuticals PLC(NON)	22,132	3,335,292

Johnson & Johnson	292,100	32,738,568

Merck & Co., Inc.	208,900	11,456,076

Perrigo Co. PLC	58,500	5,655,195

Pfizer, Inc.	799,826	26,162,308

		98,992,202
Real estate investment trusts (REITs) (1.6%)

Armada Hoffler Properties, Inc.(R)	531,044	6,213,215

Easterly Government Properties, Inc.(R)	536,744	9,902,927

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	142,436	2,763,258

Kimco Realty Corp.(R)	118,500	3,332,220

MGM Growth Properties, LLC Class A(NON)(R)	108,737	2,399,826

Rayonier, Inc.(R)	116,000	2,862,880

		27,474,326
Road and rail (0.8%)

Union Pacific Corp.	170,000	14,829,100

		14,829,100
Semiconductors and semiconductor equipment (3.0%)

Broadcom, Ltd.	30,300	4,416,225

Intel Corp.	577,800	17,495,784

Lam Research Corp.	48,200	3,682,480

Marvell Technology Group, Ltd.	237,100	2,366,258

Micron Technology, Inc.(NON)	570,700	6,135,025

NVIDIA Corp.	204,100	7,251,673

QUALCOMM, Inc.	154,100	7,785,132

Texas Instruments, Inc.	61,600	3,513,664

		52,646,241
Software (4.2%)

Electronic Arts, Inc.(NON)	131,600	8,139,460

Microsoft Corp.	980,100	48,877,587

Oracle Corp.	356,534	14,211,445

TubeMogul, Inc.(NON)	212,140	2,749,334

		73,977,826
Specialty retail (3.5%)

American Eagle Outfitters, Inc.(S)	175,100	2,505,681

Best Buy Co., Inc.	183,300	5,880,264

Gap, Inc. (The)(S)	191,300	4,434,334

Home Depot, Inc. (The)	165,000	22,091,850

Lowe's Cos., Inc.	192,000	14,595,840

Michaels Cos., Inc. (The)(NON)	189,178	5,378,331

TJX Cos., Inc. (The)	85,100	6,452,282

		61,338,582
Technology hardware, storage, and peripherals (4.5%)

Apple, Inc.	572,469	53,663,244

EMC Corp.	455,900	11,903,549

Hewlett Packard Enterprise Co.	337,992	5,630,947

HP, Inc.	337,992	4,147,162

Western Digital Corp.	96,700	3,951,646

		79,296,548
Textiles, apparel, and luxury goods (0.7%)

NIKE, Inc. Class B	203,600	12,000,184

		12,000,184
Tobacco (0.4%)

Philip Morris International, Inc.	75,200	7,378,624

		7,378,624

Total common stocks (cost $1,526,612,603)		$1,716,553,365

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	4,047	$3,284,100

American Tower Corp. $5.50 cv. pfd.(R)	37,928	3,889,896

Iridium Communications, Inc. 7.00% cv. pfd.	27,936	2,807,568

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)	6,031	5,397,323

Total convertible preferred stocks (cost $16,664,400)		$15,378,887

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.58%(d)	30,273,777	$30,273,777

Putnam Short Term Investment Fund 0.44%(AFF)	11,817,567	11,817,567

Total short-term investments (cost $42,091,344)		$42,091,344

TOTAL INVESTMENTS

Total investments (cost $1,585,368,347)(b)		$1,774,023,596

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,746,939,775.
(b)	The aggregate identified cost on a tax basis is $1,586,366,909, resulting in gross unrealized appreciation and depreciation of $313,828,021 and $126,171,334, respectively, or net unrealized appreciation of $187,656,687.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $618,628, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$15,773,109	$167,607,068	$171,562,610	$34,055	$11,817,567
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $30,273,777, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,378,045. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $67 to cover the settlement of certain securities.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$231,017,949	$—	$618,628
Consumer staples	146,686,491	—	—
Energy	121,486,131	—	—
Financials	311,512,053	2,253,621	—
Health care	245,383,526	—	—
Industrials	172,563,022	—	—
Information technology	369,646,843	—	—
Materials	39,294,977	2,506,745	—
Telecommunication services	35,217,311	—	—
Utilities	38,366,068	—	—
Total common stocks	1,711,174,371	4,760,366	618,628
Convertible preferred stocks	—	15,378,887	—
Short-term investments	11,817,567	30,273,777	—

Totals by level	$1,722,991,938	$50,413,030	$618,628

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016